JPMorgan Liquid Assets Money Market Fund Expense Example - Investor Shares [Member] - JPMorgan Liquid Assets Money Market Fund - Investor	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616